Equity (Deficit), Net (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Permanent Equity

PEMEX’s permanent equity is as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2015	Ps.	194,604,835
Increase in Certificates of Contribution “A” during 2016		161,939,612

Certificates of Contribution “A” as of December 31, 2016		356,544,447
Increase in Certificates of Contribution “A” during 2017		—

Certificates of Contribution “A” as of December 31, 2017	Ps.	356,544,447